ROUND A CONVERTIBLE DEBT (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
ROUND A CONVERTIBLE DEBT
Interest rate	10.00%	10.00%
Conversion price	$ 6.50	$ 6.50
Accrued interest	$ 301,189	$ 253,768	$ 47,397
Due dates	October 2023 through June 2025	June 2023 through December 2024